LEASES - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 80,502	$ 55,590	$ 38,283
Leasehold land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	4,192	4,357
Lease buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	3,621	4,887
Collaboration assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 72,689	$ 46,346